SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated July 29, 2020
to the Prospectus dated September 30, 2019, as restated March 18, 2020 and as amended on March 30, 2020, April 3, 2020, April 23, 2020, May 22, 2020, June 5, 2020, June 15, 2020, June 30, 2020 and July 27, 2020

This Supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with such Prospectus.

The Prospectus is hereby amended and supplemented to reflect the following change to the Fund.

Change in Investment Strategy for the Fund

In the Fund Summary for the Fund, under the heading titled "Principal Investment Strategies," the following paragraph is hereby added as the last paragraph in the section:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated. The primary risk in this strategy is that the Sub-Adviser(s) may exhibit poor security selection, losing money on both the long and short sides.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the Prospectus.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1306 (7/20)

SEI INSTITUTIONAL INVESTMENTS TRUST

Large Cap Disciplined Equity Fund
(the "Fund")

Supplement Dated July 29, 2020
to the Statement of Additional Information ("SAI") dated September 30, 2019, as amended on December 13, 2019, December 20, 2019, March 30, 2020, April 3, 2020, April 24, 2020, May 22, 2020, June 5, 2020, June 15, 2020, June 30, 2020 and July 27, 2020

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change to the Investment Strategy of the Fund

In the section titled "Investment Objectives and Policies," under the heading titled "Large Cap Disciplined Equity Fund," the following paragraph is hereby added as the last paragraph in the section:

The Sub-Adviser(s) may implement a long/short equity investment strategy by investing in securities believed to offer capital appreciation opportunities while also attempting to take advantage of an anticipated decline in the price of a company. A long/short equity investment strategy takes (i) long positions with respect to investments that are believed to be undervalued relative to their potential and likely to increase in price, and (ii) short positions with respect to investments that are believed to have significant risk of decreasing in price. The Sub-Adviser(s) seek returns from strong security selection on both the long and short sides. These long and short positions may be completely unrelated. The primary risk in this strategy is that the Sub-Adviser(s) may exhibit poor security selection, losing money on both the long and short sides.

There are no other changes to the Investment Strategy of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1307 (7/20)